INCOME TAXES - Schedule of net deferred tax liability (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liability
Unrealized gain on marketable securities	$ 0	$ (432)
Net operating loss carryforward	199,880
Total deferred tax asset	199,880
Total deferred tax (liability)		(432)
Valuation allowance	(199,880)	0
Deferred tax liability	$ 0	$ (432)